Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Accounting Recivables
As of December 31, this account comprises:

	Total		Current		Non-current
	2019	2020	2019	2020	2019	2020
Advances to suppliers (a)	135,481	76,200	135,481	76,200	—	—
Income tax on-account payments (b)	71,541	48,054	71,541	48,052	—	2
VAT credit (c)	47,167	54,076	32,903	43,498	14,264	10,578
Guarantee deposits (d)	189,210	217,441	104,965	156,123	84,245	61,318
Claims to third parties (e)	83,054	212,565	38,874	108,748	44,180	103,817
Petroleos del Peru S.A.- Petroperu S.A. (f)	80,942	87,826	17,293	17,132	63,649	70,694
ITAN and other tax receivable	60,883	63,003	30,233	30,468	30,650	32,535
Restricted funds (g)	16,523	29,121	1,522	2,092	15,001	27,029
Rental and sale of equipment - Cumbra Peru S.A. projects	30,798	29,149	30,798	29,149	—	—
Accounts receivable from personneel	2,940	10,957	2,940	10,957	—	—
Consorcio Panorama (h)	23,491	25,026	—	—	23,491	25,026
Other minors	16,574	10,386	15,339	9,738	1,235	648

	758,604	863,804	481,889	532,157	276,715	331,647
Impairment (i)	(30,698)	(102,050)	(27,415)	(98,626)	(3,283)	(3,424)

	727,906	761,754	454,474	433,531	273,432	328,223

Schedule of Advances to Suppliers
(a) Advance to suppliers - corresponds mainly to the following:

	Current
	2019	2020
Alstom Transporte — Linea 1	2,597	5,786
Advances — Refineria Talara	48,303	6,951
Advances — joint operations vendors	49,181	36,803
Others	35,400	26,660

	135,481	76,200

Schedule of Income Tax Payments
(b) Income tax
on-account
payments, consist of income tax payments and credits in the following subsidiaries:

	Total		Current		Non-current
	2019	2020	2019	2020	2019	2020
Cumbra Peru S.A.	45,628	35,599	45,628	35,599	—	—
Cumbra Ingenieria S.A.	7,203	3,532	7,203	3,532	—	—
UNNA ENERGIA S.A. S.A.	2,400	1,883	2,400	1,883	—	—
Concar S.A.	3,709	3,340	3,709	3,340	—	—
Viva Negocio Inmobiliario S.A.	3,485	1,351	3,485	1,351	—	—
AENZA S.A.A.	2,895	1,348	2,895	1,348	—	—
Norvial S.A.	4,266	5	4,266	5	—	—
Survial S.A.	426	141	426	141	—	—
Others	1,529	855	1,529	853	—	2

	71,541	48,054	71,541	48,052	—	2

Schedule of Tax Credit Related to VAT on Subsidiaries
(c) Tax credit related to VAT on the following subsidiaries:

	Total		Current		Non-current
	2019	2020	2019	2020	2019	2020
Cumbra Peru S.A.	12,963	12,868	12,963	12,868	—	—
Tren Urbano de Lima S.A.	11,970	3,335	11,970	3,335	—	—
AENZA S.A.A.	—	648	—	648	—	—
Concar S.A.	1,653	1,527	1,653	1,527	—	—
Survial SA.	1,817	2,631	1,817	2,631	—	—
Cumbra Ingenieria S.A.	1,513	13,754	1,513	13,754	—	—
Viva Negocio Inmobiliario S.A.	6,874	8,111	513	953	6,361	7,158
UNNA ENERGIA S.A. S.A.	396	678	396	678	—	—
Others	9,981	10,524	2,078	7,104	7,903	3,420

	47,167	54,076	32,903	43,498	14,264	10,578

Schedule of guarantee deposits	The amounts retained will be recovered once the work is completed.

	Total		Current		Non-current
	2019	2020	2019	2020	2019	2020
Talara Refinery	55,567	58,831	308	812	55,259	58,019
Retention Toquepala	19,630	—	19,630	—	—	—
Retention Minera Teck	16,075	64,175	16,075	64,175	—	—
Retention Quellaveco	15,926	23,699	15,926	23,699	—	—
Joint operations retention	29,575	29,792	15,654	29,792	13,921	—
Retention Morelco	15,261	14,108	15,261	14,108	—	—
Retention Marcobre	5,052	302	5,052	302	—	—
SBLC guarantees — Sale of CAM Chile S.p.A.	14,726	—	3,576	—	11,150	—
Others	17,398	26,534	13,483	23,235	3,915	3,299

	189,210	217,441	104,965	156,123	84,245	61,318

Summary of Third party claims
(e) Third-party claims

	Total		Current		Non-current
	2019	2020	2019	2020	2019	2020
Tecnicas Reunidas — Talara (e.1)	—	53,635	—	—	—	53,635
Municipalidad Metropolitana de Lima (e.2)	—	49,625	—	49,625	—	—
Ministerio de Vivienda and Fondo Mi Vivienda	20,536	21,816	—	—	20,536	21,816
Accounts receivable from joint venture	39,736	60,861	23,934	38,326	15,802	22,535
Others	22,782	26,628	14,940	20,797	7,842	5,831

	83,054	212,565	38,874	108,748	44,180	103,817

Summary Of Detailed Information About Movement In Impairment Of Other Receivables Explanatory
The movement in impairment of other receivables during 2018, 2019 and 2020 was as follows:

	Total			Guaranties Retention			Claims to third parties
	2018	2019	2020	2018	2019	2020	2018	2019	2020
Balance at January, 1	(1,398)	(25,567)	(30,698)	—	—	165	(1,398)	(25,567)	(30,863)
Impairment of Concar S.A.C. (Note 26.ii)	(665)	(1,457)	(11,431)	—	—	—	(665)	(1,457)	(11,431)
Impairment of Sucursal Colombia (Note 26.ii)	—	(3,283)	—	—	—	—	—	(3,283)	—
Impairment of Cumbra Peru S.A. (Note 26.ii)	(24,169)	(937)	(828)	—	—	—	(24,169)	(937)	(828)
Impairment of Viva Negocio Inmobiliario S.A. (Note 26.ii)	(19,418)	—	—	—	—	—	(19,418)	—	—
Impairment of other minors (Note 26.ii)	—	(27)	(59)	—	—	—	—	(27)	(59)
Impairment of Cam Holding S.P.A. (Note 28.b)	—	—	(12,511)	—	—	(12,511)	—	—	—
Impairment of Concesionaria Vía Expresa Sur S.A. (Note 28.b)	—	—	(55,847)	—	—	—	—	—	(49,625)
Impairment of other minors (Note 28.b)	—	—	(513)	—	—	—	—	—	(513)
Reversal of impairment (Note 28.b)	—	32	—	—	—	—	—	32	—
Write-off	20,083	—	12,205	—	—	12,530	20,083	—	(325)
Exchange difference	—	387	(2,188)	—	—	—	—	387	(2,188)
Translations adjustments	—	154	(180)	—	165	(184)	—	(11)	4

Balance at December, 31	(25,567)	(30,698)	(102,050)	—	165	—	(25,567)	(30,863)	(95,828)